Provisions, Trade and Other Payables - Schedule of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions:
Provisions at 1 January:	€ 841	€ 6,899	€ 0
Acquisition of businesses	0	0	6,987
Additions during the year	0	0	0
Utilised during the year	(421)	(4,570)	0
Reversed during the year	(420)	(1,576)	0
Exchange differences	0	88	(88)
Total provisions at 31 December	0	841	6,899
Current	0	841	2,086
Non-current	€ 0	€ 0	€ 4,813